Investor A C Institutional and Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Technology Opportunities Fund - INVESTOR C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 192
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,034
Expense Example, No Redemption, 10 Years	$ 2,051